UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

LEBENTHAL LISANTI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

	Security
Shares	Description	Value
Common Stock – 93.8%
Airlines - 1.5%
24,375	SkyWest, Inc.	$406,575

Apparel & Luxury Goods - 0.8%
3,772	G-III Apparel Group, Ltd. (a)	232,581

Biotechnology - 2.5%
3,504	ACADIA Pharmaceuticals, Inc. (a)	115,878
8,310	FibroGen, Inc. (a)	182,155
24,460	MiMedx Group, Inc. (a)	236,039
4,191	TESARO, Inc. (a)	168,059
		702,131
Business Services - 1.1%
19,687	Patriot National, Inc. (a)	311,645

Consumer Discretionary – 11.7%
11,480	2U, Inc. (a)	412,132
5,215	Burlington Stores, Inc. (a)	266,174
10,165	ClubCorp Holdings, Inc.	218,141
12,995	Dave & Buster's Entertainment, Inc. (a)	491,601
14,045	Francesca's Holdings Corp. (a)	171,770
15,075	Guess?, Inc.	322,002
8,065	Malibu Boats, Inc., Class A (a)	112,749
17,085	Planet Fitness, Inc., Class A (a)	292,837
2,675	Red Robin Gourmet Burgers, Inc. (a)	202,604
8,455	Steven Madden, Ltd. (a)	309,622
7,115	Taylor Morrison Home Corp., Class A (a)	132,766
12,995	Tile Shop Holdings, Inc. (a)	155,680
5,025	Wayfair, Inc., Class A (a)	176,176
		3,264,254
Educational Services - 2.0%
8,560	Bright Horizons Family Solutions, Inc. (a)	549,894

Energy - 1.2%
4,130	Carrizo Oil & Gas, Inc. (a)	126,130
3,205	Diamondback Energy, Inc. (a)	207,043
		333,173
Engineering & Construction - 1.0%
3,870	Dycom Industries, Inc. (a)	280,033

Financial Services – 4.7%
12,055	Bank of the Ozarks, Inc.	527,527
3,465	BofI Holding, Inc. (a)	446,396
1,575	LendingTree, Inc. (a)	146,522
5,365	Opus Bank	205,158
		1,325,603
Health-Care – 23.0%
5,010	ABIOMED, Inc. (a)	464,728
4,490	Acadia Healthcare Co., Inc. (a)	297,552
3,695	Adeptus Health, Inc., Class A (a)	298,408
4,940	Almost Family, Inc. (a)	197,847
3,325	Amedisys, Inc. (a)	126,250
13,460	AMN Healthcare Services, Inc. (a)	403,935
7,310	Amsurg Corp. (a)	568,060
16,075	AtriCure, Inc. (a)	352,203
3,580	Diplomat Pharmacy, Inc. (a)	102,854
6,584	ExamWorks Group, Inc. (a)	192,516
4,855	Glaukos Corp. (a)	117,443
4,935	HealthEquity, Inc. (a)	145,829
10,810	INC Research Holdings, Inc., Class A (a)	432,400
8,010	Inogen, Inc. (a)	388,886
10,010	Intersect ENT, Inc. (a)	234,234
4,549	LDR Holding Corp. (a)	157,077
6,260	LHC Group, Inc. (a)	280,260
5,440	Molina Healthcare, Inc. (a)	374,544
8,945	Natus Medical, Inc. (a)	352,880
3,680	Penumbra, Inc. (a)	147,568
10,795	Press Ganey Holdings, Inc. (a)	319,424
4,265	Repligen Corp. (a)	118,780
11,160	Zeltiq Aesthetics, Inc. (a)	357,455
		6,431,133
Healthcare Technology - 0.7%
10,454	Imprivata, Inc. (a)	185,768

Home Builders – 1.9%
23,660	WCI Communities, Inc. (a)	535,426

Industrials – 14.1%
12,985	Beacon Roofing Supply, Inc. (a)	421,883
21,790	Builders FirstSource, Inc. (a)	276,297
17,030	Covenant Transportation Group, Inc., Class A (a)	306,029
31,875	Headwaters, Inc. (a)	599,250
17,920	Kforce, Inc.	470,938
4,000	Lithia Motors, Inc., Class A	432,440
6,190	Marcus & Millichap, Inc. (a)	284,678
7,170	Milacron Holdings Corp. (a)	125,833
31,075	PGT, Inc. (a)	381,601
18,590	PowerSecure International, Inc. (a)	214,157
6,175	Proto Labs, Inc. (a)	413,725
		3,926,831
Pharmaceuticals - 3.1%
7,330	Neurocrine Biosciences, Inc. (a)	291,661
3,300	Portola Pharmaceuticals, Inc. (a)	140,646
6,065	Radius Health, Inc. (a)	420,365
		852,672
Specialty Retail - 1.3%
3,950	Restoration Hardware Holdings, Inc. (a)	368,574

Technology – 23.2%
15,225	Appfolio, Inc., Class A (a)	256,541
5,480	Benefitfocus, Inc. (a)	171,250
2,055	Demandware, Inc. (a)	106,202
10,010	Fleetmatics Group PLC (a)	491,391
15,495	Gigamon, Inc. (a)	310,055
5,860	GTT Communications, Inc. (a)	136,304
8,375	HubSpot, Inc. (a)	388,349
9,420	Imperva, Inc. (a)	616,822
12,575	Inphi Corp. (a)	302,303
8,805	LogMeIn, Inc. (a)	600,149
9,765	M/A-COM Technology Solutions Holdings, Inc. (a)	283,087
9,685	Manhattan Associates, Inc. (a)	603,376
6,970	Monolithic Power Systems, Inc.	356,864
11,220	Paycom Software, Inc. (a)	402,910
9,205	Proofpoint, Inc. (a)	555,246
20,245	Q2 Holdings, Inc. (a)	500,456
4,385	Shopify, Inc., Class A (a)	154,352
20,825	Vocera Communications, Inc. (a)	237,613
		6,473,270

Total Common Stock
(Cost $24,843,417)		26,179,563
Total Investments – 93.8%
(Cost $24,843,417)*		$26,179,563
Other Assets & Liabilities, Net – 6.2%		1,737,476
Net Assets – 100.0%		$27,917,039

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,807,494
Gross Unrealized Depreciation	(1,471,348)
Net Unrealized Appreciation	$1,336,146

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$26,179,563
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$26,179,563

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

	Security
Shares	Description	Value
Common Stock - 95.6%
Australia - 2.2%
114,400	BHP Billiton PLC, ADR	$3,508,648
707,800	Northern Star Resources, Ltd.	1,326,469
32,360	South32, Ltd., ADR (a)	154,033
497,400	WorleyParsons, Ltd.	2,063,330
		7,052,480
Belgium - 0.9%
26,736	Solvay SA, Class A	2,725,179

Canada - 0.9%
85,437	Methanex Corp.	2,831,041

Finland - 3.6%
151,410	Caverion Corp.	1,512,518
112,476	Kone Oyj, Class B	4,273,142
149,320	Konecranes Oyj	3,730,768
346,310	YIT Oyj	1,893,815
		11,410,243
France - 4.2%
19,265	Christian Dior SE	3,596,036
38,400	Cie Generale des Etablissements Michelin, Class B	3,493,581
217,200	Etablissements Maurel et Prom (a)	803,577
55,941	Imerys SA	3,587,360
102,807	IPSOS	2,016,657
		13,497,211
Germany - 10.7%
38,900	BASF SE	2,969,655
219,664	Deutsche Telekom AG	3,899,012
119,890	Freenet AG	3,956,657
38,400	Hannover Rueck SE	3,927,811
72,286	LANXESS AG	3,377,496
19,100	Linde AG	3,093,571
22,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,210,976
77,500	Symrise AG	4,658,132
102,416	Wincor Nixdorf AG	4,016,830
		34,110,140
Hong Kong - 1.0%
2,196,000	Guangdong Investment, Ltd.	3,264,227
18,586,616	REXLot Holdings, Ltd. (b)	23,982
		3,288,209
India - 1.5%
243,620	Infosys, Ltd., ADR	4,650,706

Ireland - 3.1%
2,408,605	Greencore Group PLC	9,954,359

Israel - 1.2%
65,600	Teva Pharmaceutical Industries, Ltd., ADR	3,703,776

Italy - 0.3%
723,669	Trevi Finanziaria Industriale SpA	916,175

Japan - 3.6%
117,200	Asahi Group Holdings, Ltd.	3,780,803
194,400	KDDI Corp.	4,321,800
3,123,000	Showa Denko KK	3,410,270
		11,512,873
Norway - 2.6%
239,996	DNB ASA	3,120,748
329,929	SpareBank 1 SR-Bank ASA	1,643,212
87,900	Yara International ASA	3,505,386
		8,269,346
Russian Federation - 0.2%
137,700	Sberbank of Russia, ADR	679,618

South Africa - 0.6%
64,370	Sasol, Ltd.	1,800,326

South Korea - 2.7%
103,200	Kia Motors Corp.	4,666,768
4,061	Samsung Electronics Co., Ltd.	3,885,239
		8,552,007
Sweden - 5.1%
305,200	Duni AB, Class A	4,485,045
114,502	Investor AB, Class B	3,927,565
148,303	Loomis AB, Class B	3,882,124
278,500	Svenska Handelsbanken AB, Class A	3,989,528
		16,284,262
Switzerland - 1.1%
39,300	Novartis AG	3,604,987

Thailand - 1.3%
2,755,550	Thai Oil PCL			4,004,829

United Kingdom – 10.1%
528,667	Barratt Developments PLC			5,154,329
614,312	BBA Aviation PLC			2,487,736
123,988	Bellway PLC			4,662,811
242,789	International Game Technology PLC			3,721,955
146,476	Persimmon PLC			4,449,356
396,480	Rexam PLC			3,139,822
276,276	Standard Chartered PLC			2,678,136
1,819,583	Taylor Wimpey PLC			5,381,281
248,258	Tullow Oil PLC (a)			635,059
				32,310,485
United States - 38.7%
20,689	Allergan PLC (a)			5,623,477
92,400	ALLETE, Inc.			4,665,276
185,050	Ameris Bancorp			5,320,187
36,600	Anthem, Inc.			5,124,000
313,204	Astoria Financial Corp.			5,042,584
121,920	BNC Bancorp			2,710,282
89,000	Brookline Bancorp, Inc.			902,460
189,467	Brooks Automation, Inc.			2,218,659
49,300	Capital One Financial Corp.			3,575,236
37,851	Carter's, Inc.			3,430,815
169,774	Colony Bankcorp, Inc. (a)			1,527,966
159,200	Dime Community Bancshares, Inc.			2,690,480
107,073	FairPoint Communications, Inc. (a)			1,649,995
898,614	Frontier Communications Corp.			4,268,416
29,867	General Dynamics Corp.			4,120,153
125,100	Hewlett-Packard Co.			3,203,811
90,924	Independent Bank Corp.			4,191,596
141,263	International Bancshares Corp.			3,535,813
179,682	Marathon Oil Corp.			2,767,103
80,582	Marathon Petroleum Corp.			3,733,364
85,500	Microsoft Corp.			3,784,230
36,344	NextEra Energy, Inc.			3,545,357
33,200	Peoples Bancorp, Inc.			690,228
36,965	Praxair, Inc.			3,765,255
61,733	Quest Diagnostics, Inc.			3,794,727
214,824	Regal Entertainment Group, Class A			4,015,060
206,097	Southwest Bancorp, Inc.			3,382,052
37,455	The Chubb Corp.			4,593,856
40,600	The JM Smucker Co.			4,632,054
196,400	The Western Union Co.			3,605,904
42,384	UnitedHealth Group, Inc.			4,916,968
92,651	Verizon Communications, Inc.			4,031,245
117,738	Webster Financial Corp.			4,195,005
420,100	Xerox Corp.			4,087,573
				123,341,187

Total Common Stock
(Cost $265,428,820)				304,499,439

	Security
Principal	Description	Rate	Maturity	Value
Certificates of Deposit - 0.0%
$33,168	Middlesex Federal Savings Bank	0.50%	12/15/15	33,168
33,094	Salem Five Financial	0.80	11/24/15	33,094

Total Certificates of Deposit
(Cost $66,262)				66,262
Total Short-Term Investments
(Cost $66,262)				66,262
Total Investments - 95.6%
(Cost $265,495,082)*				$304,565,701
Other Assets & Liabilities, Net – 4.4%				14,132,204
Net Assets – 100.0%				$318,697,905

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $23,982 or 0.0% of net assets.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$79,565,131
Gross Unrealized Depreciation	(40,494,512)
Net Unrealized Appreciation	$39,070,619

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$7,052,480	$-	$-	$7,052,480
Belgium	2,725,179	-	-	2,725,179
Canada	2,831,041	-	-	2,831,041
Finland	11,410,243	-	-	11,410,243
France	13,497,211	-	-	13,497,211
Germany	34,110,140	-	-	34,110,140
Hong Kong	3,264,227	-	23,982	3,288,209
India	4,650,706	-	-	4,650,706
Ireland	9,954,359	-	-	9,954,359
Israel	3,703,776	-	-	3,703,776
Italy	916,175	-	-	916,175
Japan	11,512,873	-	-	11,512,873
Norway	8,269,346	-	-	8,269,346
Russian Federation	679,618	-	-	679,618
South Africa	1,800,326	-	-	1,800,326
South Korea	8,552,007	-	-	8,552,007
Sweden	16,284,262	-	-	16,284,262
Switzerland	3,604,987	-	-	3,604,987
Thailand	-	4,004,829	-	4,004,829
United Kingdom	32,310,485	-	-	32,310,485
United States	123,341,187	-	-	123,341,187
Certificates of Deposit	-	66,262	-	66,262
Total Investments At Value	$300,470,628	$4,071,091	$23,982	$304,565,701

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of 12/31/14	$-
Purchases	1,828,537
Change in unrealized depreciation	(1,804,555)
Balance as of 09/30/15	$23,982
Net change in unrealized depreciation from investments held as of 09/30/15	$(1,804,555)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

	Security
Shares	Description	Value
Common Stock - 98.1%
Consumer Discretionary - 13.8%
85,300	Comcast Corp., Class A	$4,851,864
79,590	Delphi Automotive PLC	6,052,024
96,300	Johnson Controls, Inc.	3,982,968
		14,886,856
Energy - 8.6%
73,140	Kinder Morgan, Inc.	2,024,515
46,400	Schlumberger, Ltd.	3,200,208
109,185	The Williams Cos., Inc.	4,023,467
		9,248,190
Financials - 24.5%
51,120	ACE, Ltd.	5,285,808
105,250	American International Group, Inc.	5,980,305
115,901	CIT Group, Inc.	4,639,517
114,177	Citigroup, Inc.	5,664,321
102,904	MetLife, Inc.	4,851,924
		26,421,875
Health Care - 14.3%
12,630	Allergan PLC (a)	3,432,960
40,340	Celgene Corp. (a)	4,363,578
14,800	Gilead Sciences, Inc.	1,453,212
50,700	Thermo Fisher Scientific, Inc.	6,199,596
		15,449,346
Industrials - 19.9%
58,130	Danaher Corp.	4,953,257
78,610	Delta Air Lines, Inc.	3,527,231
187,310	General Electric Co.	4,723,958
81,510	Republic Services, Inc.	3,358,212
49,190	United Parcel Service, Inc., Class B	4,854,561
		21,417,219
Materials - 0.3%
10,070	Carpenter Technology Corp.	299,784

Software & Services - 10.9%
3,082	Google, Inc., Class A (a)	1,967,457
4,862	Google, Inc., Class C (a)	2,958,138
81,405	Microsoft Corp.	3,602,985
89,710	Oracle Corp.	3,240,325
		11,768,905
Technology Hardware & Equipment - 5.8%
45,250	Apple, Inc.	4,991,075
74,250	Trimble Navigation, Ltd. (a)	1,219,185
		6,210,260
Total Common Stock
(Cost $77,107,089)		105,702,435
Money Market Funds - 1.2%
1,352,310	Fidelity Institutional Cash Money Market Fund, 0.13% (b) (Cost $1,352,310)	1,352,310
Total Investments - 99.3%
(Cost $78,459,399)*		$107,054,745
Other Assets & Liabilities, Net – 0.7%		714,214
Net Assets – 100.0%		$107,768,959

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$30,327,789
Gross Unrealized Depreciation	(1,732,443)
Net Unrealized Appreciation	$28,595,346

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$105,702,435
Level 2 - Other Significant Observable Inputs	1,352,310
Level 3 - Significant Unobservable Inputs	-
Total	$107,054,745

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	11/05/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	11/05/15

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	11/05/15